SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Summary of warrant activity
 A summary of warrant activity for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012		2011		2010
		Weighted -		Weighted -		Weighted -
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	13,525,832	$10.48	963,034	$2.91	8,577,688	$2.15
Granted	—	$—	13,391,655	$10.56	—	$—
Exercised, forfeited, or expired	(149,555)	$3.32	(828,857)	$2.97	(7,614,654)	$2.14
Outstanding at end of year	13,376,277	$10.56	13,525,832	$10.48	963,034	$2.91
Exercisable at end of year	13,376,277	$10.56	13,525,832	$10.48	963,034	$2.91

Summary of non-controlling interests
A summary of non-controlling interests in the Company for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012	2011	2010
	(in thousands)
Non-controlling interest at beginning of period	$2,196	$1,450	$1,321
Non-controlling interests acquired through acquisition of NGAS	—	497	—
Purchase of outstanding non-controlling interests	(497)	—	—
Issuance of shares of Eureka Hunter Holdings, LLC Common Units	12,453	—	—
Income (loss) attributable to non-controlling interest	(4,013)	249	129
Non-controlling interest at end of period	$10,139	$2,196	$1,450

Summary of dividends paid
A summary of the Company's preferred dividends expense for the three and six months ended June 30, 2013 and 2012 is presented below:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Dividend on Eureka Hunter Holdings Series A Preferred Units	$3,556	$2,426	$6,670	$2,446
Accretion of the carrying value of the Eureka Hunter Holdings Series A Preferred Units	1,696	842	3,164	1,030
Dividend on Series C Preferred Stock	2,562	2,562	5,124	5,124
Dividend on Series D Preferred Stock	4,424	2,375	8,807	4,260
Dividend on Series E Preferred Stock	1,890	—	3,852	—
Total dividends on Preferred Stock	$14,129	$8,205	$27,617	$12,860

A summary of dividends paid by the Company for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012	2011	2010
	(in thousands)
Dividend on Eureka Hunter Holdings, LLC Series A Preferred Units	$(8,090)	$—	$—
Dividend on Series B Preferred Stock	—	—	(131)
Dividend on Series C Preferred Stock	(10,248)	(10,248)	(2,336)
Dividend on Series D Preferred Stock	(11,699)	(3,759)	—
Dividend on Series E Preferred Stock	(894)	—	—
Total dividends on Preferred Stock	$(30,931)	$(14,007)	$(2,467)